UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    8/6/02
---------------------               ------------                    ------
(Signature)                         (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                27
                                            ---------------------------
Form 13F Information Table Value Total:     $        83,179
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2002

                                                                                                              ITEM 6:
                                                                                   ITEM 5:             INVESTMENT DISCRETION
                                   ITEM 2:          ITEM 3:         ITEM 4:       Shares or                  (b) Shares
           ITEM 1:                 Title of          Cusip            Fair        Principal                  as Defined  (c) Shared
       Name of Issuer               Class            Number       Market Value      Amount      (a) Sole     in Instr. V   Other
-----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.         COM                G3223R108             1,700,880       30,400       X
PARTNER RE LTD.               COM                G6852T105             5,423,660      110,800       X
AMGEN INC                     COM                031162100             2,483,484       59,300       X
AMYLIN PHARMACEUTICALS        COM                032346108               831,440       76,000       X
BECTON DICKINSON CO           COM                075887109             1,309,100       38,000       X
CVS CORP                      COM                126650100             2,374,560       77,600       X
CALPINE                       PUT                131347956               890,701      126,700       X
CHUBB CORP                    COM                171232101             5,508,240       77,800       X
CHUBB CORP                    CALL               171232901             1,076,160       15,200       X
COMMSCOPE                     COM                203372107             1,160,000       92,800       X
COMPUTER ASSOCIATES           COM                204912109             1,201,284       75,600       X
COMPUTER ASSOCIATES           PUT                204912959               959,756       60,400       X
AMEX DIAMONDS                 UNIT SER 1         252787106            12,204,707      131,900       X
FOOT LOCKER INC.              COM                344849104               656,030       45,400       X
IMAGISTICS INTL.              COM                45247T104             2,584,988      120,400       X
IMMUNEX CORP.                 COM                452528102               911,472       40,800       X
INTERNATIONAL BUSINESS MACHS  PUT                459200951             5,436,000       75,500       X
IRON MOUNTAIN INC.            COM                462846106             1,875,680       60,800       X
MIRANT CORP.                  COM                604675108             1,111,790      152,300       X
NASDAQ 100 SHARES UNIT SER 1  UNIT SER 1         631100104             5,126,040      196,400       X
NASDAQ 100 SHARES UNIT SER 1  PUT                631100954             5,126,040      196,400       X
PFIZER                        COM                717081103             4,676,000      133,600       X
PFIZER                        PUT                717081953             3,195,500       91,300       X
PHARMACIA CORP.               COM                71713U102             5,123,160      136,800       X
PHILIP MORRIS                 COM                718154107             5,652,192      129,400       X
VARIAN INC.                   COM                922206107             2,105,505       63,900       X
WEBMD CORP                    COM                94769M105             2,474,385      439,500       X




                                                                   83,178,754

Table continued...

                                                         ITEM 8:
                                                 VOTING AUTHORITY SHARES
                               ITEM 7:
           ITEM 1:            Managers
       Name of Issuer         See Instr. V (a) Sole     (b) Shared     (c) None
------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                         X
PARTNER RE LTD.                               X
AMGEN INC                                     X
AMYLIN PHARMACEUTICALS                        X
BECTON DICKINSON CO                           X
CVS CORP                                      X
CALPINE                                       X
CHUBB CORP                                    X
CHUBB CORP                                    X
COMMSCOPE                                     X
COMPUTER ASSOCIATES                           X
COMPUTER ASSOCIATES                           X
AMEX DIAMONDS                                 X
FOOT LOCKER INC.                              X
IMAGISTICS INTL.                              X
IMMUNEX CORP.                                 X
INTERNATIONAL BUSINESS MACHS                  X
IRON MOUNTAIN INC.                            X
MIRANT CORP.                                  X
NASDAQ 100 SHARES UNIT SER 1                  X
NASDAQ 100 SHARES UNIT SER 1                  X
PFIZER                                        X
PFIZER                                        X
PHARMACIA CORP.                               X
PHILIP MORRIS                                 X
VARIAN INC.                                   X
WEBMD CORP                                    X